Notes to the statement of financial position - Trade payables, other financial liabilities schedule (Details) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Term Loan	€ 558,569	€ 618,059
Liabilities from derivatives	4,330	863
Liabilities from derivatives, Thereof current	774	863
Liabilities from derivatives, Thereof non-current	3,556	0
Other financial liabilities	97	202
Other financial liabilities, Thereof current	52	76
Other financial liabilities, Thereof non-current	45	126
Total financial liabilities	573,429	619,124
Total financial liabilities, Thereof current	5,848	5,465
Total financial liabilities, Thereof non-current	567,581	613,659
Trade payables	141,436	122,913
Trade payables, Thereof current	141,436	122,913
Trade payables, Thereof non-current	0	0
Total	714,865	742,037
Total, Thereof current	147,284	128,378
Total, Thereof non-current	567,581	613,659
Term Loan
Disclosure of detailed information about borrowings [line items]
Term Loan	558,569	618,059
Term Loan, Thereof current	5,007	4,526
Term Loan, Thereof non-current	553,562	613,533
Local bank loans
Disclosure of detailed information about borrowings [line items]
Term Loan	10,433	0
Term Loan, Thereof current	15	0
Term Loan, Thereof non-current	€ 10,418	€ 0